UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2013

MFS® INSTITUTIONAL LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.3%
Aerospace – 7.9%
Honeywell International, Inc.	41,279	$3,110,363
Lockheed Martin Corp.	53,749	5,187,853
Northrop Grumman Corp.	22,705	1,592,756
United Technologies Corp.	35,998	3,363,293

		$13,254,265

Alcoholic Beverages – 1.8%
Diageo PLC, ADR	23,730	$2,986,183

Automotive – 1.7%
Delphi Automotive PLC	23,680	$1,051,392
General Motors Co. (a)	11,470	319,095
Johnson Controls, Inc.	43,442	1,523,511

		$2,893,998

Broadcasting – 4.1%
Omnicom Group, Inc.	33,263	$1,959,191
Viacom, Inc., “B”	32,350	1,991,790
Walt Disney Co.	51,972	2,952,010

		$6,902,991

Brokerage & Asset Managers – 2.1%
BlackRock, Inc.	8,030	$2,062,746
Franklin Resources, Inc.	9,400	1,417,614

		$3,480,360

Business Services – 3.3%
Accenture PLC, “A”	48,107	$3,654,689
Dun & Bradstreet Corp.	8,445	706,424
Fidelity National Information Services, Inc.	6,390	253,172
Fiserv, Inc. (a)	9,780	858,977

		$5,473,262

Cable TV – 1.0%
Comcast Corp., “Special A”	40,890	$1,620,062

Chemicals – 3.1%
3M Co.	27,386	$2,911,406
PPG Industries, Inc.	17,021	2,279,793

		$5,191,199

Computer Software – 1.3%
Oracle Corp.	65,373	$2,114,163

Computer Software – Systems – 2.2%
Hewlett-Packard Co.	14,688	$350,162
International Business Machines Corp.	15,944	3,400,855

		$3,751,017

Construction – 1.0%
Stanley Black & Decker, Inc.	20,610	$1,668,792

Consumer Products – 0.5%
Procter & Gamble Co.	10,143	$781,620

Electrical Equipment – 2.7%
Danaher Corp.	34,074	$2,117,699

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Pentair Ltd.	12,142	$640,491
Tyco International Ltd.	54,070	1,730,240

		$4,488,430

Electronics – 0.6%
Intel Corp.	47,257	$1,032,565

Energy – Independent – 2.5%
Apache Corp.	10,744	$829,007
EOG Resources, Inc.	8,557	1,095,895
Occidental Petroleum Corp.	29,396	2,303,765

		$4,228,667

Energy – Integrated – 3.8%
Chevron Corp.	26,042	$3,094,310
Exxon Mobil Corp.	35,595	3,207,465

		$6,301,775

Engineering – Construction – 0.2%
Fluor Corp.	3,950	$262,004

Food & Beverages – 5.6%
Coca-Cola Enterprises, Inc.	12,750	$470,730
DANONE S.A., ADR	113,830	1,597,035
Dr Pepper Snapple Group, Inc.	16,430	771,389
General Mills, Inc.	55,144	2,719,151
J.M. Smucker Co.	4,770	472,993
Kellogg Co.	9,487	611,247
Nestle S.A., ADR	28,545	2,068,656
PepsiCo, Inc.	9,061	716,816

		$9,428,017

Food & Drug Stores – 1.5%
CVS Caremark Corp.	46,748	$2,570,673

General Merchandise – 1.7%
Kohl’s Corp.	9,250	$426,703
Target Corp.	36,650	2,508,693

		$2,935,396

Insurance – 7.0%
ACE Ltd.	21,638	$1,925,133
Aon PLC	25,146	1,546,479
Chubb Corp.	13,810	1,208,789
MetLife, Inc.	75,181	2,858,382
Prudential Financial, Inc.	32,644	1,925,670
Travelers Cos., Inc.	27,698	2,331,895

		$11,796,348

Leisure & Toys – 0.9%
Hasbro, Inc.	33,707	$1,481,086

Machinery & Tools – 0.9%
Eaton Corp. PLC	24,368	$1,492,540
Illinois Tool Works, Inc.	400	24,376

		$1,516,916

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 10.8%
Bank of New York Mellon Corp.	91,716	$2,567,131
Goldman Sachs Group, Inc.	23,887	3,514,972
JPMorgan Chase & Co.	116,653	5,536,351
PNC Financial Services Group, Inc.	17,643	1,173,260
State Street Corp.	31,334	1,851,526
Wells Fargo & Co.	92,481	3,420,872

		$18,064,112

Medical & Health Technology & Services – 0.7%
Express Scripts Holding Co. (a)	7,150	$412,198
Quest Diagnostics, Inc.	12,960	731,592

		$1,143,790

Medical Equipment – 4.2%
Abbott Laboratories	37,320	$1,318,142
Becton, Dickinson & Co.	9,360	894,910
Medtronic, Inc.	39,559	1,857,691
St. Jude Medical, Inc.	31,209	1,262,092
Thermo Fisher Scientific, Inc.	22,340	1,708,787

		$7,041,622

Other Banks & Diversified Financials – 1.0%
MasterCard, Inc., “A”	1,227	$663,967
Western Union Co.	72,617	1,092,160

		$1,756,127

Pharmaceuticals – 9.2%
AbbVie, Inc.	28,400	$1,158,152
Johnson & Johnson	73,454	5,988,705
Merck & Co., Inc.	33,012	1,460,121
Pfizer, Inc.	200,343	5,781,899
Roche Holding Ltd., ADR	16,960	993,856
Zoetis, Inc. (a)	1,760	58,784

		$15,441,517

Printing & Publishing – 1.2%
McGraw-Hill Cos., Inc.	13,870	$722,350
Moody’s Corp.	22,950	1,223,694

		$1,946,044

Railroad & Shipping – 0.5%
Canadian National Railway Co.	7,889	$791,267

Restaurants – 0.6%
McDonald’s Corp.	10,110	$1,007,866

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	17,826	$1,553,001

Specialty Stores – 0.8%
Advance Auto Parts, Inc.	11,782	$973,782
Staples, Inc.	32,757	439,927

		$1,413,709

Telecommunications – Wireless – 1.5%
Vodafone Group PLC, ADR	89,340	$2,538,149

Telephone Services – 2.4%
AT&T, Inc.	72,413	$2,656,833
Verizon Communications, Inc.	28,590	1,405,199

		$4,062,032

Tobacco – 5.1%
Altria Group, Inc.	23,381	$804,073
Lorillard, Inc.	39,720	1,602,702
Philip Morris International, Inc.	66,604	6,174,857

		$8,581,632

Trucking – 1.6%
United Parcel Service, Inc., “B”	32,010	$2,749,659

Utilities – Electric Power – 0.4%
PPL Corp.	9,736	$304,834
Public Service Enterprise Group, Inc.	9,153	314,314

		$619,148

Total Common Stocks		$164,869,464

CONVERTIBLE PREFERRED STOCKS – 0.2%
Aerospace – 0.1%
United Technologies Corp., 7.5%	3,040	$181,944

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	4,100	$224,680

Total Convertible Preferred Stocks		$406,624

MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	2,433,733	$2,433,733

Total Investments		$167,709,821

OTHER ASSETS, LESS LIABILITIES – 0.0%		51,383

Net Assets – 100.0%		$167,761,204

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$165,276,088	$—	$—	$165,276,088
Mutual Funds	2,433,733	—	—	2,433,733
Total Investments	$167,709,821	$—	$—	$167,709,821

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$126,468,032
Gross unrealized appreciation	42,084,386
Gross unrealized depreciation	(842,597)
Net unrealized appreciation (depreciation)	$41,241,789

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,875,233	26,162,807	(25,604,307)	2,433,733

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,106	$2,433,733

4

QUARTERLY REPORT

March 31, 2013

MFS® INSTITUTIONAL INTERNATIONAL EQUITY
 FUND

PORTFOLIO OF INVESTMENTS

3/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Alcoholic Beverages – 6.2%
Diageo PLC	2,878,165	$90,744,458
Heineken N.V.	1,742,917	131,383,906
Pernod Ricard S.A.	947,491	118,079,410

		$340,207,774

Apparel Manufacturers – 3.3%
Li & Fung Ltd.	50,932,000	$70,199,454
LVMH Moet Hennessy Louis Vuitton S.A.	657,036	112,786,697

		$182,986,151

Automotive – 6.1%
Delphi Automotive PLC	1,607,210	$71,360,124
DENSO Corp.	2,940,300	124,411,717
Honda Motor Co. Ltd.	3,675,500	138,738,612

		$334,510,453

Broadcasting – 2.0%
WPP Group PLC	7,073,619	$112,746,608

Brokerage & Asset Managers – 0.7%
BM&F Bovespa S.A.	3,836,500	$25,756,717
Deutsche Boerse AG	189,464	11,475,476

		$37,232,193

Business Services – 6.3%
Amadeus Holdings AG	3,133,582	$84,663,610
Compass Group PLC	9,955,550	127,142,079
Hays PLC	16,944,572	24,832,427
Randstad Holding N.V.	2,661,510	108,981,091

		$345,619,207

Chemicals – 0.2%
Givaudan S.A.	8,435	$10,363,762

Computer Software – 3.1%
Check Point Software Technologies Ltd. (a)	688,440	$32,349,796
Dassault Systemes S.A.	287,049	33,185,962
SAP AG	1,321,440	105,880,407

		$171,416,165

Computer Software – Systems – 2.0%
Canon, Inc.	1,740,700	$62,841,155
Hon Hai Precision Industry Co. Ltd.	16,445,140	45,930,601

		$108,771,756

Conglomerates – 1.1%
Smiths Group PLC	3,185,660	$60,844,459

Consumer Products – 3.8%
Beiersdorf AG	1,076,523	$99,422,609
Reckitt Benckiser Group PLC	1,525,504	109,359,778

		$208,782,387

Electrical Equipment – 3.2%
Legrand S.A.	1,337,003	$58,311,583

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Schneider Electric S.A.	1,577,847	$115,299,621

		$173,611,204

Electronics – 3.6%
Hoya Corp.	3,298,700	$61,364,646
Samsung Electronics Co. Ltd.	34,736	47,727,423
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,279,893	90,761,361

		$199,853,430

Energy – Independent – 1.5%
INPEX Corp.	15,339	$81,434,487

Energy – Integrated – 1.7%
BG Group PLC	4,329,117	$74,264,214
Royal Dutch Shell PLC, “A”	607,208	19,642,623

		$93,906,837

Food & Beverages – 5.8%
Groupe Danone	1,685,364	$117,279,388
Nestle S.A.	2,806,214	202,999,569

		$320,278,957

Food & Drug Stores – 1.1%
Lawson, Inc.	793,300	$61,068,433

Insurance – 4.9%
AIA Group Ltd.	15,450,000	$67,665,396
ING Groep N.V. (a)	10,197,746	72,388,046
QBE Insurance Group Ltd.	5,541,834	78,195,787
Swiss Re Ltd.	662,073	53,858,836

		$272,108,065

Machinery & Tools – 1.2%
Fanuc Ltd.	442,400	$68,065,152

Major Banks – 7.9%
Banco Santander S.A.	6,623,686	$44,512,798
Barclays PLC	11,608,286	51,353,641
HSBC Holdings PLC	16,551,004	176,667,639
Standard Chartered PLC	5,448,360	141,024,402
Westpac Banking Corp.	726,336	23,357,238

		$436,915,718

Medical Equipment – 0.6%
Sonova Holding AG	276,393	$33,172,985

Metals & Mining – 1.6%
Rio Tinto PLC	1,886,822	$88,444,826

Oil Services – 0.7%
Saipem S.p.A.	1,244,782	$38,283,504

Other Banks & Diversified Financials – 8.1%
DBS Group Holdings Ltd.	5,587,000	$72,259,920
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	1,143,870	17,649,914

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
ICICI Bank Ltd.	3,665,646	$70,810,674
Itau Unibanco Holding S.A., ADR	3,091,330	55,025,674
Julius Baer Group Ltd.	2,285,483	88,890,598
Komercni Banka A.S.	167,960	32,113,075
Sberbank of Russia, ADR	2,223,887	28,510,231
UBS AG	5,456,851	83,664,049

		$448,924,135

Pharmaceuticals – 7.3%
Bayer AG	1,863,448	$192,238,078
Merck KGaA	591,817	89,300,119
Roche Holding AG	355,396	82,763,452
Valeant Pharmaceuticals International, Inc. (a)	531,760	39,892,635

		$404,194,284

Railroad & Shipping – 2.7%
Canadian National Railway Co.	1,186,862	$119,042,259
Kuehne & Nagel International AG	278,950	30,422,893

		$149,465,152

Restaurants – 0.6%
YUM! Brands, Inc.	491,510	$35,359,229

Specialty Chemicals – 8.3%
Akzo Nobel N.V.	1,490,178	$94,603,438
L’Air Liquide S.A.	900,545	109,423,414
Linde AG	685,910	127,547,810

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – continued
Shin-Etsu Chemical Co. Ltd.	1,869,100	$124,037,747

		$455,612,409

Specialty Stores – 1.0%
Hennes & Mauritz AB, “B”	1,552,763	$55,451,572

Telecommunications – Wireless – 0.8%
NTT DoCoMo, Inc.	18,913	$28,536,179
TIM Participacoes S.A., ADR	595,905	13,038,401

		$41,574,580

Telephone Services – 1.2%
China Unicom (Hong Kong) Ltd.	30,057,000	$40,358,383
Singapore Telecommunications Ltd.	8,544,050	24,767,325

		$65,125,708

Utilities – Electric Power – 0.3%
Red Electrica de Espana	283,230	$14,251,712
Total Common Stocks		$5,450,583,294

MONEY MARKET FUNDS – 0.5%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	25,647,943	$25,647,943

Total Investments		$5,476,231,237

OTHER ASSETS, LESS LIABILITIES – 0.6%		32,371,514

Net Assets – 100.0%		$5,508,602,751

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

SUPPLEMENTAL INFORMATION

3/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,077,067,155	$—	$—	$1,077,067,155
Japan	750,498,128	—	—	750,498,128
France	664,366,075	—	—	664,366,075
Germany	625,864,498	—	—	625,864,498
Switzerland	586,136,143	—	—	586,136,143
Netherlands	407,356,481	—	—	407,356,481
Canada	158,934,894	—	—	158,934,894
Spain	143,428,120	—	—	143,428,120
Hong Kong	137,864,849	—	—	137,864,849
Other Countries	589,317,623	309,749,328	—	899,066,951
Mutual Funds	25,647,943	—	—	25,647,943
Total Investments	$5,166,481,909	$309,749,328	$—	$5,476,231,237

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $40,358,383 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $4,193,884,528 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,827,006,516
Gross unrealized appreciation	852,188,299
Gross unrealized depreciation	(202,963,578)
Net unrealized appreciation (depreciation)	$649,224,721

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,667,197	1,228,178,907	(1,242,198,161)	25,647,943

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$58,051	$25,647,943

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2013, are as follows:

United Kingdom	19.5%
Japan	13.7%
France	12.0%
Germany	11.4%
Switzerland	10.6%
Netherlands	7.4%
United States	3.0%
Canada	2.9%
Spain	2.6%
Other Countries	16.9%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: May 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2013

*	Print name and title of each signing officer under his or her signature.